Significant Accounting Policies - Concentrations and Risks (Details) - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	3	3	2